Accrued Liabillities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 7,154	$ 2,764
Accrued interest	8,253	6,024
Total	$ 15,407	$ 8,788